SCHEDULE OF EFFECTIVE TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Loss before taxes on income	$ 12,103	$ 11,138	$ 18,410
Theoretical statutory tax benefit	2,783	2,562	4,234
Losses for which a valuation allowance was provided or benefit from loss carry forwards and permanent differences	(2,783)	(2,562)	(4,234)
Income tax expense
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Israeli statutory income tax rate	23.00%	23.00%	23.00%